Financial Derivatives - (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]

The following tables summarize information related to Farmer Mac's financial derivatives on a gross basis without giving consideration to master netting arrangements as of December 31, 2013 and December 31, 2012 and the effects of financial derivatives on the consolidated statements of operations for the years ended December 31, 2013 and 2012:

Table 6.1

	December 31, 2013
		Fair Value		Weighted- Average Pay Rate	Weighted- Average Receive Rate	Weighted- Average Forward Price	Weighted- Average Remaining Life (in years)
	Notional Amount	Asset	(Liability)
	(dollars in thousands)
Fair value hedges:
Interest rate swaps:
Pay fixed non-callable	$900,000	$—	$(28,989)	2.25%	0.24%		3.25
Cash flow hedges:
Interest rate swaps:
Pay fixed non-callable	$10,000	$68	$—	2.50%	0.48%		6.95
No hedge designation:
Interest rate swaps:
Pay fixed non-callable	806,596	7,570	(45,360)	4.63%	0.24%		4.86
Receive fixed non-callable	4,324,663	11,836	(262)	0.27%	0.70%		0.53
Receive fixed callable	175,000	83	(934)	0.10%	0.65%		3.30
Basis swaps	404,288	276	(318)	0.32%	0.29%		1.52
Agency forwards	65,704	86	—			98.91
Treasury futures	5,600	—	(1)			123.02
Credit valuation adjustment		(201)	156
Total financial derivatives	$6,691,851	$19,718	$(75,708)
Collateral (received)/pledged		—	9,844
Net amount		$19,718	$(65,864)

	December 31, 2012
		Fair Value		Weighted- Average Pay Rate	Weighted- Average Receive Rate	Weighted- Average Forward Price	Weighted- Average Remaining Life (in years)
	Notional Amount	Asset	(Liability)
	(dollars in thousands)
Fair value hedges:
Interest rate swaps:
Pay fixed non-callable	$950,000	$—	$(58,758)	2.20%	0.31%		4.07
No hedge designation:
Interest rate swaps:
Pay fixed non-callable	805,622	357	(91,205)	4.83%	0.32%		4.14
Receive fixed non-callable	4,135,149	30,338	(211)	0.33%	0.85%		0.74
Receive fixed callable	245,000	6	(238)	0.15%	0.55%		3.89
Basis swaps	609,262	499	(784)	0.43%	0.36%		1.29
Agency forwards	59,035	—	(58)			101.22
Treasury futures	11,200	—	(12)			129.77
Credit valuation adjustment		(27)	584
Total financial derivatives	$6,815,268	$31,173	$(150,682)
Collateral (received)/pledged		(1,650)	60,311
Net amount		$29,523	$(90,371)

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
Table 6.2

	Gains/(Losses) on Financial Derivatives and Hedging Activities
	For the Year Ended December 31,
	2013	2012	2011
	(in thousands)
Fair value hedges:
Interest rate swaps (1)	$29,538	$(404)	$—
Hedged items	(18,230)	6,388	—
Gains on hedging activities	11,308	5,984	—
No hedge designation:
Interest rate swaps	21,355	(24,763)	(86,402)
Agency forwards	(1,002)	(828)	(5,710)
Treasury futures	103	(129)	(513)
Credit default swaps	—	(93)	(20)
Gains/(losses) on financial derivatives not designated in hedging relationships	20,456	(25,813)	(92,645)
Gains/(losses) on financial derivatives and hedging activities	$31,764	$(19,829)	$(92,645)

(1)
Included in the assessment of hedge effectiveness at December 31, 2013, but excluded from the amounts in the table, were losses of $11.8 million for the year ended December 31, 2013, attributable to the fair value of the swaps at the inception of the hedging relationship. Accordingly, the amounts recognized as hedge ineffectiveness for the year ended December 31, 2013 were gains of $0.5 million. The comparable amounts at December 31, 2012 were losses of $6.1 million for the year ended December 31, 2012 attributable to the fair value of the swaps at the inception of the hedging relationship and, accordingly, gains of $0.1 million for the the year ended December 31, 2012 attributable to hedge ineffectiveness.

As of December 31, 2013, Farmer Mac had outstanding basis swaps with Zions First National Bank, a related party, with a total notional amount of $29.3 million and a fair value of $(0.2) million, compared to $49.3 million and $(0.7) million, respectively, as of December 31, 2012.  Under the terms of those basis swaps, Farmer Mac pays Constant Maturity Treasury-based rates and receives LIBOR.  Those swaps hedge most of the interest rate basis risk related to loans Farmer Mac purchases that pay a Constant Maturity Treasury-based rate and the discount notes Farmer Mac issues to fund the loan purchases.  The pricing of discount notes is closely correlated to LIBOR rates.  Farmer Mac recorded unrealized gains on those outstanding basis swaps for the years ended December 31, 2013, 2012, and 2011 of $0.5 million, $0.6 million, and $2.1 million, respectively.